LEASES - Lease Cost (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 1,312	$ 3,902
Vacating office space cost		2,100
Short-term lease cost	300	200
Sublease income	100	200
Variable lease cost	100	100
Cost of revenue
Lessee, Lease, Description [Line Items]
Operating lease cost	31	52
Research and development expense
Lessee, Lease, Description [Line Items]
Operating lease cost	446	413
Sales and marketing expense
Lessee, Lease, Description [Line Items]
Operating lease cost	187	173
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 648	$ 3,264